SUPPLEMENT DATED FEBRUARY 28, 2006 TO THE
                   FIRST INVESTORS LIFE SERIES FUND PROSPECTUS

                                DATED MAY 1, 2005


     The information regarding George V. Ganter on page 72 under the "Fund Management" section is deleted in its entirety and the third paragraph is amended as follows:


     Clark D. Wagner, Director of Fixed Income, serves as the Portfolio Manager of the Government Fund, Investment Grade Fund, Target Maturity 2007 Fund, Target Maturity 2010 Fund and Target Maturity 2015 Fund. Mr. Wagner also serves as Portfolio Manager of certain other First Investors Funds and has been a Portfolio Manager with FIMCO since 1991.

                    SUPPLEMENT DATED FEBRUARY 28, 2006 TO THE
                        FIRST INVESTORS LIFE SERIES FUND
                       STATEMENT OF ADDITIONAL INFORMATION

                        BLUE CHIP FUND
                        CASH MANAGEMENT FUND
                        DISCOVERY FUND
                        FOCUSED EQUITY FUND
                        GOVERNMENT FUND
                        GROWTH FUND
                        HIGH YIELD FUND
                        INTERNATIONAL SECURITIES FUND
                        INVESTMENT GRADE FUND
                        TARGET MATURITY 2007 FUND
                        TARGET MATURITY 2010 FUND
                        TARGET MATURITY 2015 FUND
                        VALUE FUND

                        DATED MAY 1, 2005

1. The information regarding Life Series Government, Investment Grade, Target Maturity 2007, Target Maturity 2010 and Target Maturity 2015 Funds in the section "Portfolio Managers" under the heading "A. Other Accounts Managed by Portfolio Managers for Fiscal Year Ended December 31, 2004" on page I-14 is replaced with the following:


A. OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS FOR FISCAL YEAR ENDED DECEMBER 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 TOTAL ASSETS IN THE
                                                                                                NUMBER OF          ACCOUNTS WHICH
                                                                            TOTAL ASSETS      ACCOUNTS WHICH   ADVISORY FEE IS BASED
                                                                NUMBER        OF OTHER       ADVISORY FEE IS       ON ACCOUNT
NAME OF PORTFOLIO MANAGER AND                                   OF OTHER      ACCOUNTS      BASED ON ACCOUNT       PERFORMANCE
  FUND COVERED BY THIS SAI       2.  OTHER ACCOUNTS MANAGED     ACCOUNTS    (in millions)      PERFORMANCE        (in millions)
------------------------------------------------------------------------------------------------------------------------------------
                                                     FIMCO's PORTFOLIO MANAGERS:
------------------------------------------------------------------------------------------------------------------------------------
Clark D. Wagner:                Other Registered Investment
                                  Companies(1)                     24         $2,445.7          None                     0
Life Series Government          ----------------------------------------------------------------------------------------------------
Life Series Investment          Other Registered Investment
  Grade                           Vehicles                          1            $18.6          None                     0
Life Series Target              ----------------------------------------------------------------------------------------------------
  Maturity 2007
Life Series Target              Other Accounts                      2           $246.1          None                     0
  Maturity 2010
Life Series Target
  Maturity 2015
------------------------------------------------------------------------------------------------------------------------------------
(1)  Reflects management of the Life Series Investment Grade Fund as of February 21, 2006.

2. The information regarding Life Series Investment Grade Fund in the section "Portfolio Managers" under the heading "D. Portfolio Manager Fund Ownership for Fiscal Year Ended December 31, 2004 on page I-21 is replaced with the following:

D.   PORTFOLIO MANAGER FUND OWNERSHIP
--------------------------------------------------------------------------------
FIMCO's PORTFOLIO MANAGERS:
--------------------------------------------------------------------------------
                                                            DOLLAR RANGE OF FUND
NAME                 FUND                                   OWNERSHIP (DOLLARS)
--------------------------------------------------------------------------------
Clark D. Wagner      Life Series Government                      None
--------------------------------------------------------------------------------
                     Life Series Investment Grade(2)             None
                     -----------------------------------------------------------
                     Life Series Target Maturity 2007            None
                     -----------------------------------------------------------
                     Life Series Target Maturity 2010            None
                     -----------------------------------------------------------
                     Life Series Target Maturity 2015            None
--------------------------------------------------------------------------------
(2) Reflects management of the Life Series Investment Grade Fund as of February 21, 2006.

3. Under Appendix "A" for the Life Series Investment Grade Fund, page I-A-9 is replaced with the following:

     INVESTMENT STRATEGIES USED BY THE FIRST INVESTORS LIFE SERIES FUNDS

                                                                     |X| Fund uses or currently   -  Fund does not currently
LIFE SERIES INVESTMENT GRADE FUND                                        anticipates using           anticipate using
----------------------------------------------------------------------------------------------------------------------------
DEBT SECURITIES                                                       |X|
     COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS                |X|
     CORPORATE BONDS AND NOTES                                        |X|
     CONVERTIBLE DEBT SECURITIES                                      -
     HIGH YIELD SECURITIES                                            |X|
     MORTGAGE-BACKED SECURITIES                                       |X|
     OTHER ASSET-BACKED SECURITIES                                    |X|
     MUNICIPAL SECURITIES                                             -
     SYNDICATED BANK LOANS                                            -
     U.S. GOVERNMENT SECURITIES                                       |X|
     VARIABLE AND FLOATING RATE SECURITIES                            |X|
     ZERO COUPON AND PAY-IN-KIND BONDS                                |X|
EQUITY SECURITIES                                                     -
     COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS                    -
     SHARES OF OTHER INVESTMENT COMPANIES                             -
     SHARES OF EXCHANGE TRADED FUNDS*                                 -
     REAL ESTATE INVESTMENT TRUSTS                                    -
FOREIGN SECURITIES EXPOSURE                                           |X|
     DEPOSITORY RECEIPTS                                              -
     FOREIGN SECURITIES TRADED IN THE U.S.                            |X|
     FOREIGN SECURITIES TRADED IN FOREIGN MARKETS                     -
     FOREIGN SECURITIES TRADED IN EMERGING MARKETS                    -
DERIVATIVES                                                           -
     CREDIT-LINKED SECURITIES                                         -
     INVERSE FLOATERS                                                 -
     INTEREST RATE SWAPS                                              -
RESTRICTED AND ILLIQUID SECURITIES                                    |X|
WHEN-ISSUED SECURITIES                                                |X|
STAND-BY COMMITMENTS                                                  -
OPTIONS                                                               -
FUTURES                                                               -
REPURCHASE AGREEMENTS                                                 -
TEMPORARY BORROWING                                                   |X|
TEMPORARY DEFENSIVE INVESTMENTS                                       |X|